INCOME TAX (Details 3)	12 Months Ended
Dec. 31, 2017
Peru [Member] | 2015 [member]
Explanation of applicable rates
Applicable tax rate	30.00%
Peru [Member] | 2016 [member]
Explanation of applicable rates
Applicable tax rate	28.00%
Peru [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate	29.50%
Peru [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate	29.50%
Peru [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate	29.50%
Peru [Member] | 2020 [member]
Explanation of applicable rates
Applicable tax rate	29.50%
Panama [Member] | 2015 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Panama [Member] | 2016 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Panama [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Panama [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Panama [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Panama [Member] | 2020 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
El Salvador [Member] | 2015 [member]
Explanation of applicable rates
Applicable tax rate	30.00%
El Salvador [Member] | 2016 [member]
Explanation of applicable rates
Applicable tax rate	30.00%
El Salvador [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate	30.00%
El Salvador [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate	30.00%
El Salvador [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate	30.00%
El Salvador [Member] | 2020 [member]
Explanation of applicable rates
Applicable tax rate	30.00%
Guatemala [Member] | 2015 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Guatemala [Member] | 2016 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Guatemala [Member] | 2017 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Guatemala [Member] | 2018 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Guatemala [Member] | 2019 [member]
Explanation of applicable rates
Applicable tax rate	25.00%
Guatemala [Member] | 2020 [member]
Explanation of applicable rates
Applicable tax rate	25.00%